Property, plant and equipment, net (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 2,030	$ 3,743	$ 4,694	$ 5,990
Loss on disposal of property, plant and equipment	141	997
Impairment of property, plant and equipment	$ 0	$ 0